Loans (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-term debt
	12/31/2013	12/31/2012	12/31/2011
Description		(Restated)	(Restated)
Loan payable to Industrial and Commercial Bank of China, interest at 6.56% annually, due by December 19, 2012, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$-	$-	$1,574,233

Loan payable to China Minsheng Bank, interest at 7.93% annually, due by September 14, 2012.	-	-	787,116

Loan payable to China Merchants Bank, interest at 8.53% annually, due by July 21, 2012.	-	-	1,101,963

Loan payable to China Minsheng Bank, interest at 7.8% annually, due by August 23, 2013.	-	793,512	-

Loan payable to Industrial and Commercial Bank of China, interest at 5.6% annually, due by April 30, 2013 with collateral consisting of land use rights for the land in Yangtze River Road North and Ruishan Road West, New District, Zhenjiang.	-	1,745,727	-

Loan payable to China Minsheng Bank, interest at 7.28% annually, due by February 15, 2014.	818,277	-	-

Loan payable to Bank of Beijing, interest at 6.9% annually, due by April 28, 2014.	1,636,554	-	-

Loan payable to Bank of China, interest at 6.6% annually, due by July 23, 2014.	1,636,554	-	-

Loan payable to Bank of Beijing, interest at 6.9% annually, due by August 14, 2014.	818,277	-	-

Loan payable to Bank of Beijing, interest at 6.9% annually, due by November 28, 2014.	818,277	-	-

Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd	654,622	-	-
	$6,382,561	$2,539,239	$3,463,313

Schedule of long term debt
	12/31/2013	12/31/2012	12/31/2011
Description		(Restated)	(Restated)
Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$654,622	$1,110,917	$1,574,233

Long-term loan due within one year	(654,622)	(476,107)	(472,270)

Long-term loan will be paid beyond one year	$-	$634,810	$1,101,963